Notes to the consolidated statement of cash flows - Changes in liabilities arising from financing activities & total cash outflow for leases (Details) ¥ in Thousands, $ in Thousands				9 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 CNY (¥)	Mar. 28, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 18, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total cash outflow for leases within financing activities	¥ 9,702				$ 177,566
Predecessor
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total cash outflow for leases within financing activities						¥ 167,864
Interest-bearing bank borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the end of the last period	2,461,258	¥ 2,071,103				2,071,103
At the beginning of the period		2,071,103
Foreign exchange movement	(4,178)
Business Combination (Note 23)	394,333
At the end of the period	2,461,258	2,071,103				2,071,103
Interest-bearing bank borrowings | Predecessor
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the end of the last period		394,333		¥ 407,592		394,333	¥ 407,592	¥ 279,533	¥ 131,110
At the beginning of the period			¥ 131,110	407,592			279,533
Changes from financing cash flows						(22,097)	103,635	166,449
Foreign exchange movement						8,838	24,424	(18,026)
At the end of the period		394,333		407,592		394,333	407,592	¥ 279,533	¥ 131,110
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the end of the last period	1,751,703
Changes from financing cash flows	(9,702)
Interest expense	3,716
Accrued but unpaid rent	(20,647)
Business Combination (Note 23)	1,778,336
At the end of the period	¥ 1,751,703
Lease liabilities | Predecessor
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the end of the last period		1,778,336				1,778,336
Effect of adoption of IFRS 16				1,815,187			¥ 1,815,187
At the beginning of the period				¥ 1,815,187
Changes from financing cash flows						(167,864)
Interest expense						102,523
New leases						23,531
Accrued but unpaid rent						(303)
Other						5,262
At the end of the period		¥ 1,778,336				¥ 1,778,336